SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
Schedule of short-term investments

		December 31,
	Category	2020	2019
Mutual funds (Notes 29)	At FVTPL	10,699	9,349
Assets in Sistema-Capital trust management (Notes 29)	At FVTPL	10,313	8,195
Notes / loans	At amortized cost	1,007	6,376
Deposits	At amortized cost	1,415	1,699
Short-term investments, gross		23,434	25,619
Allowance for ECL		—	(1)
Total short-term investments		23,434	25,618